Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Receivables And Prepayments [Abstract]
Prepayment for clinical trials related services	¥ 18,871		¥ 36,879
Prepaid expenses	2,571		3,953
Deposits	356		4,312
Others	1,615		2,111
Other receivables and prepayments	¥ 23,413	$ 3,362	¥ 47,255